Events after Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	0.00%
Redemption date	Jun. 5, 2025
Gross carrying amount [member] | The 194-1st Public bond, January Twenty six, twenty twenty four [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2021
Carrying amount	₩ 130,000
Interest rate	1.13%
Redemption date	Jan. 26, 2024
Gross carrying amount [member] | The 194-2nd Public bond, January twenty seven, twenty twenty six [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2021
Carrying amount	₩ 140,000
Interest rate	1.45%
Redemption date	Jan. 27, 2026
Gross carrying amount [member] | The194-3rd Public bond, January twenty seven, twenty thirty one [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2021
Carrying amount	₩ 50,000
Interest rate	1.85%
Redemption date	Jan. 27, 2031
Gross carrying amount [member] | The194-4th Public bond, January twenty five, twenty forty one [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	Jan. 27, 2021
Carrying amount	₩ 80,000
Interest rate	1.98%
Redemption date	Jan. 25, 2041